Stock Incentive Plan - Summary of Black-Scholes Option Pricing Model (Details) - Base Option [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.43%	2.39%	2.57%
Risk-free interest rate	1.68%	2.53%	2.97%
Expected dividends	0.00%	0.00%	0.00%
Expected volatility	59.39%	55.38%	55.83%
Expected volatility	63.47%	55.47%	58.34%
Expected term	6 years 3 months	6 years 3 months	6 years 3 months